Post-Employment Obligations - Schedule of Expectation for Payment of Benefits (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Estimated payment of benefits	$ 1,347
Pension And Retirement Supplement Plans [member]
IfrsStatementLineItems [Line Items]
Estimated payment of benefits	1,124
Health plan [member]
IfrsStatementLineItems [Line Items]
Estimated payment of benefits	219
Dental plan [member]
IfrsStatementLineItems [Line Items]
Estimated payment of benefits	$ 4